Investment in Associates and Joint Ventures	9 Months Ended
Jul. 31, 2026
Investments in Associates and Joint Ventures [Abstract]
Investment in Associates and Joint Ventures
NOTE 7: INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION

On February 12, 2025, the Bank sold its entire

remaining equity investment in The

Charles Schwab Corporation (“Schwab”) through a

registered offering and
share repurchase by Schwab. Immediately prior

to the sale, TD held
184.7

million shares of Schwab’s common stock, representing
10.1 % economic ownership.
The sale of the shares resulted in proceeds

of approximately $
21.0

billion and the Bank recognized in Other income

(loss) a net gain on sale of approximately
$ 9.2

billion. This gain is net of the release of

related cumulative foreign currency translation

from AOCI, the release of AOCI on designated

net investment hedging
items, and direct transaction costs. For segment

reporting, the Bank recognized an after-tax

gain of $
8.6

billion in its Corporate segment and $
184

million of
underwriting fees in its Wholesale segment

as a result of TD Securities acting as a lead

bookrunner on the transaction. In the second

quarter of fiscal 2026,

the
Bank revised its estimate of taxes owed on

the gain from its disposition of Schwab shares,

which increased the Bank's after-tax gain

to $
8.9

billion. Refer to Note
15 for further details.
The Bank discontinued recording its share

of earnings available to common shareholders

from its investment in Schwab following

the sale. Prior to the sale, the
Bank accounted for its investment in

Schwab using the equity method. The Bank’s

share of Schwab’s earnings available to common

shareholders was reported
with a one-month lag. The Bank’s share of net

income from its prior investment in Schwab

of $
305

million during the nine months ended July

31, 2025, reflects net
income after adjustments for amortization of

certain intangibles net of tax.
The Stockholder Agreement was terminated

by the Bank’s sale of its equity investment in Schwab.

The Bank continues to have a business

relationship with
Schwab through the insured deposit account

agreement (“Schwab IDA Agreement”).
INSURED DEPOSIT ACCOUNT AGREEMENT
On May 4, 2023, the Bank and Schwab entered

into an amended Schwab IDA Agreement,

with an initial expiration of July 1, 2034.

Pursuant to the Schwab IDA
Agreement, the Bank makes sweep deposit

accounts available to clients of Schwab.

Schwab designates a portion of the deposits

with the Bank as fixed-rate
obligation amounts. Remaining deposits are designated

as floating-rate obligations. The IDA deposit

floor is set at US$
60

billion.

Refer to Note 26 of the Bank’s 2025 Annual

Consolidated Financial Statements for further details

on the Schwab IDA Agreement.